11. Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Beneficial Owner, David W. Cheek
Related Party Transaction, Description of Transaction	outstanding loan to a real estate development partnership
Accounts Payable, Related Parties, Current	$ 1,288,054
Trustee of an executive officer's irrevocable life insurance trust
Related Party Transaction, Description of Transaction	Effective September 23, 1995, the Company entered into a Split-Dollar Life Insurance Agreement with the Trustee of an executive officer’s irrevocable life insurance trust.
Accounts Payable, Related Parties, Current	$ 349,870
Related Party Transaction, Amounts of Transaction	$ 5,584